QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

811-22172
 Investment Company Act file number

WORLD FUNDS TRUST
(Exact name of registrant as specified in charter)

8730 STONY POINT PARKWAY, SUITE 205, RICHMOND, VA 23235
 (Address of principal executive offices) (Zip code)

The Corporation Trust Co., Corporation Trust Center
1209 Orange Street
Wilmington, DE 19801
(Name and address of agent for service)

With copy to:
Practus™ LLP
11300 Tomahawk Creek Parkway, Ste. 310
Leawood, KS 66211

(804) 267-7400
Registrant’s telephone number, including area code:

Date of fiscal year end: 3/31

Date of reporting period: 12/31/2018

ITEM 1. SCHEDULE OF INVESTMENTS

Perkins Discovery Fund
Schedule of Investments
December 31, 2018 (unaudited)

	Shares	Fair Value
COMMON STOCKS - 96.03%

COMMUNICATIONS SERVICES - 1.67%
Parateum Corp.	192,500	$325,325

CONSUMER DISCRETIONARY - 5.75%
Duluth Holdings, Inc.	13,500	340,605
Sportsman Warehouse Holdings, Inc.	90,000	394,200
The Tile Shop Holdings, Inc.	70,000	383,600

		1,118,405

FOOD & BEVERAGE MANUFACTURING - 2.21%
Craft Brew Alliance, Inc.	30,000	429,300

HEALTH CARE DRUGS/SERVICES - 22.44%
ANI Pharmaceuticals, Inc.	7,900	355,658
Assertio Therapeutics, Inc.	70,000	252,700
BioScrip, Inc.	165,000	589,050
Champions Oncology, Inc.	84,000	656,040
Interpace Diagnostics Group, Inc.	400,000	320,000
NeoGenomics, Inc.	50,000	630,500
Veracyte, Inc.	55,000	691,900
Vericel Corp.	50,000	870,000

		4,365,848

HEALTH CARE MANUFACTURING - 11.58%
AtriCure, Inc.	25,000	765,000
Cardiovascular Systems, Inc.	25,000	712,250
Fluidigm Corp.	90,000	775,800

		2,253,050

HEALTH CARE SUPPLIES - 17.86%
Antares Pharma, Inc.	175,000	476,000
AxoGen, Inc.	32,500	663,975
BioLife Solutions, Inc.	25,000	300,750
Bovie Medical Corp.	115,000	745,200
Cryoport, Inc.	15,000	165,450
IRIDEX Corp.	47,500	223,250
Sensus Healthcare, Inc.	72,500	537,225
ViewRay, Inc.	60,000	364,200

		3,476,050

HEALTH CARE SUPPORT - 11.82%
BioTelemetry, Inc.	15,000	895,800
CareDx, Inc.	33,000	829,620
Natera, Inc.	21,000	293,160
Rockwell Medical, Inc.	125,000	282,500

		2,301,080

HEALTH CARE TECHNOLOGY - 4.38%
HTG Molecular Diagnostics, Inc.	120,000	304,800
OptimizeRx Corp.	50,000	548,500

		853,300

INDUSTRIAL - 1.03%
Capstone Turbine Corp.	335,000	200,565

INFORMATION TECHNOLOGY - 13.02%
Airgain, Inc.	41,500	411,265
CyberOptics Corp.	27,500	484,825
Perficient, Inc.	19,000	422,940
Quantenna Communications, Inc.	31,000	444,850
The Rubicon Project, Inc.	170,000	634,100
USA Technologies, Inc.	35,000	136,150

		2,534,130

Perkins Discovery Fund
Schedule of Investments
December 31, 2018 (unaudited)

	Shares	Fair Value
OIL & GAS - 0.40%
Profire Energy Inc.	54,000	$78,300

SOFTWARE SERVICES - 3.87%
Asure Software, Inc.	22,000	111,760
ePlus, Inc.	9,000	640,530

		752,290

TOTAL COMMON STOCKS - 96.03%		18,687,643

SHORT-TERM INVESTMENTS - 1.80%
Fidelity Investments Money Market
Government Portfolio Institutional 2.25%*	350,732	350,732

TOTAL INVESTMENTS - 97.83%		19,038,375
Other assets, net of liabilities - 2.17%		421,278

NET ASSETS - 100.00%		$19,459,653

*Effective 7 day yield as of December 31, 2018

In accordance with U.S. GAAP, “fair value” is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2018:

	Level 1	Level 2	Level 3

	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total

Common Stocks	$18,687,643	$-	$-	$18,687,643
Short-Term Investments	350,732	-	-	350,732

	$19,038,375	$-	$-	$19,038,375

The Fund held no Level 3 securities at any time during the period. There were no transfers into or out of Levels 1 and 2 during the period ended December 31, 2018.

At December 31, 2018, the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $15,985,295 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$5,686,605
Gross unrealized depreciation	(2,633,525)

Net unrealized appreciation	$3,053,080

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as conducted within 90 days of the filing of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s most recent fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

 Exhibit No. Description of Exhibit

  99.1 Certification of Principal Executive Officer

  99.2 Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) World Funds Trust

By:	/s/ David A. Bogaert

David A. Bogaert
Principal Executive Officer

Date:	February 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David A. Bogaert

David A. Bogaert
Principal Executive Officer

Date:	February 25, 2019

By:	/s/ Karen Shupe

Karen Shupe
Principal Financial Officer

Date:	February 25, 2019